Income Taxes (Details 6) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
IncomeTaxes [Line Items]
Deferred tax liability (asset)	$ (54,950,823)	$ (55,708,250)
Increase in joint operation		(1,514,955)
Increase by business combination		(25,507)
Deferred Tax Losses Tax absorption	(199,082)	(178,473)
Deferred taxes relating to tax loss carry forwards absorption	629,622	1,337,603
Conversion effect	461,402	245,227
Deferred taxes against equity	60,099	638,550
Other deferred movements taxes		254,982
Change	952,041	757,427
Deferred tax liability (asset)	$ (53,998,782)	$ (54,950,823)